Revenue - Summary breakdown of the Company's total revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Interest revenue	$ 26,287	$ 28,098	$ 26,436
Wealth revenue	14,542	10,670	9,203
Payments revenue	9,906	8,634	7,166
Other Subscription and Services revenue	17,882	23,804	22,416
Total revenue	$ 68,617	$ 71,206	$ 65,221